Income taxes (Schedule of Reconciliation of Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [abstract]
Loss before income taxes	$ (162,186)	$ (31,068)
Statutory rate	26.50%	26.50%
Tax recovery at statutory rate	$ (42,979)	$ (8,233)
Mexican mining royalty	29	(587)
Impact of foreign tax rates	1,415	(230)
Non-deductible expenses	4,329	2,610
Losses not recognized	35,596	5,438
Income tax recovery	$ (1,610)	$ (1,002)